AB Concentrated International Growth Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.4%
Information Technology – 25.2%
Electronic Equipment, Instruments & Components – 4.5%
Keyence Corp.	16,440	$7,879,067

IT Services – 2.4%
Capgemini SE	19,256	4,157,380

Semiconductors & Semiconductor Equipment – 10.0%
ASML Holding NV	11,705	9,736,920
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	25,154	4,368,495
Tokyo Electron Ltd.	17,660	3,149,407

		17,254,822

Software – 8.3%
SAP SE	63,123	14,438,282

		43,729,551

Health Care – 15.6%
Health Care Equipment & Supplies – 7.9%
ConvaTec Group PLC(a)	1,365,742	4,148,038
Hoya Corp.	34,600	4,792,222
Terumo Corp.	251,000	4,755,066

		13,695,326

Life Sciences Tools & Services – 3.7%
Lonza Group AG (REG)	10,181	6,460,691

Pharmaceuticals – 4.0%
Novo Nordisk A/S - Class B	58,238	6,907,698

		27,063,715

Consumer Discretionary – 13.6%
Broadline Retail – 3.1%
Pan Pacific International Holdings Corp.	209,600	5,446,210

Hotels, Restaurants & Leisure – 5.2%
Compass Group PLC	278,096	8,915,671

Specialty Retail – 3.2%
Fast Retailing Co., Ltd.(b)	16,600	5,507,832

Textiles, Apparel & Luxury Goods – 2.1%
LVMH Moet Hennessy Louis Vuitton SE	4,774	3,661,064

		23,530,777

Consumer Staples – 13.1%
Beverages – 3.4%
Asahi Group Holdings Ltd.	210,300	2,756,393
Davide Campari-Milano NV(b)	359,891	3,050,637

		5,807,030

Food Products – 7.7%
Kerry Group PLC - Class A	55,880	5,790,742
Kikkoman Corp.	304,250	3,461,313
Nestle SA (REG)	41,122	4,132,449

		13,384,504

Company	Shares	U.S. $ Value

Personal Care Products – 2.0%
L’Oreal SA	7,708	$3,457,320

		22,648,854

Industrials – 10.7%
Building Products – 1.6%
Daikin Industries Ltd.	19,275	2,705,459

Electrical Equipment – 3.2%
Schneider Electric SE	20,868	5,500,964

Machinery – 1.9%
Techtronic Industries Co., Ltd.	225,300	3,363,374

Professional Services – 1.0%
Recruit Holdings Co., Ltd.	28,900	1,755,744

Trading Companies & Distributors – 3.0%
Ashtead Group PLC	67,444	5,225,615

		18,551,156

Communication Services – 9.4%
Diversified Telecommunication Services – 4.8%
Cellnex Telecom SA(c)	206,367	8,366,685

Entertainment – 2.6%
Universal Music Group NV(b)	169,155	4,425,299

Interactive Media & Services – 2.0%
Tencent Holdings Ltd.	62,450	3,472,522

		16,264,506

Financials – 6.4%
Banks – 1.4%
HDFC Bank Ltd. (ADR)	39,403	2,465,052

Capital Markets – 2.8%
London Stock Exchange Group PLC	35,711	4,889,227

Financial Services – 1.1%
Adyen NV(c)	1,182	1,850,561

Insurance – 1.1%
AIA Group Ltd.	212,200	1,853,112

		11,057,952

Materials – 2.4%
Chemicals – 2.4%
Sika AG (REG)	12,696	4,208,286

Total Common Stocks (cost $140,071,053)		167,054,797

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(d) (e) (f) (cost $1,612,563)	1,612,563	1,612,563

Total Investments – 97.3% (cost $141,683,616)(g)		168,667,360
Other assets less liabilities – 2.7%		4,730,065

Net Assets – 100.0%		$173,397,425

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	JPY	156,600	USD	1,106	10/17/2024	$14,641
Bank of America, NA	JPY	107,858	USD	735	10/17/2024	(17,269)
Bank of America, NA	USD	1,099	HKD	8,535	10/17/2024	(1,062)
Bank of America, NA	USD	608	JPY	87,937	10/17/2024	4,599
Bank of America, NA	EUR	6,306	USD	6,934	10/25/2024	(91,886)
Bank of America, NA	USD	1,374	CHF	1,164	10/25/2024	5,292
Bank of America, NA	USD	1,254	EUR	1,121	10/25/2024	(4,544)
Barclays Bank PLC	JPY	77,214	USD	538	10/17/2024	108
Barclays Bank PLC	JPY	352,009	USD	2,428	10/17/2024	(26,562)
Barclays Bank PLC	USD	1,558	JPY	225,924	10/17/2024	16,804
Barclays Bank PLC	USD	1,500	JPY	211,446	10/17/2024	(26,276)
Barclays Bank PLC	USD	2,390	EUR	2,181	10/25/2024	39,973
Barclays Bank PLC	USD	633	EUR	568	10/25/2024	(471)
Barclays Bank PLC	INR	188,700	USD	2,240	12/06/2024	(4,842)
BNP Paribas SA	USD	13,504	AUD	19,947	11/22/2024	295,163
BNP Paribas SA	USD	650	TWD	20,613	11/22/2024	5,272
Citibank, NA	TWD	123,601	USD	3,883	11/22/2024	(43,611)
Goldman Sachs Bank USA	CHF	521	USD	609	10/25/2024	(7,807)
Goldman Sachs Bank USA	EUR	838	USD	927	10/25/2024	(6,469)
Goldman Sachs Bank USA	USD	1,221	CHF	1,032	10/25/2024	1,246
Goldman Sachs Bank USA	USD	1,203	EUR	1,075	10/25/2024	(4,842)
Goldman Sachs Bank USA	GBP	653	USD	857	11/08/2024	(15,654)
HSBC Bank USA	USD	989	JPY	144,119	10/17/2024	15,487
HSBC Bank USA	EUR	4,405	USD	4,844	10/25/2024	(64,178)
HSBC Bank USA	USD	536	EUR	486	10/25/2024	5,622
HSBC Bank USA	TWD	13,877	USD	439	11/22/2024	(2,168)
NatWest Markets PLC	USD	569	JPY	81,151	10/17/2024	(3,626)
NatWest Markets PLC	EUR	827	USD	914	10/25/2024	(7,500)
NatWest Markets PLC	USD	561	EUR	503	10/25/2024	(204)
NatWest Markets PLC	USD	2,444	GBP	1,846	11/08/2024	23,859
State Street Bank & Trust Co.	HKD	31,936	USD	4,099	10/17/2024	(9,463)
State Street Bank & Trust Co.	JPY	265,682	USD	1,875	10/17/2024	22,489
State Street Bank & Trust Co.	JPY	136,950	USD	946	10/17/2024	(8,854)
State Street Bank & Trust Co.	USD	1,263	HKD	9,822	10/17/2024	677
State Street Bank & Trust Co.	USD	447	JPY	64,394	10/17/2024	1,679
State Street Bank & Trust Co.	USD	1,008	JPY	144,353	10/17/2024	(1,991)
State Street Bank & Trust Co.	CHF	416	USD	493	10/25/2024	555
State Street Bank & Trust Co.	EUR	961	USD	1,072	10/25/2024	764
State Street Bank & Trust Co.	EUR	2,253	USD	2,474	10/25/2024	(35,893)
State Street Bank & Trust Co.	USD	437	CHF	375	10/25/2024	7,031
State Street Bank & Trust Co.	USD	1,378	EUR	1,249	10/25/2024	13,886

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	GBP	333	USD	445	11/08/2024	$116
State Street Bank & Trust Co.	GBP	658	USD	867	11/08/2024	(12,911)
State Street Bank & Trust Co.	USD	460	GBP	352	11/08/2024	10,502
State Street Bank & Trust Co.	USD	452	GBP	338	11/08/2024	(589)
State Street Bank & Trust Co.	CNH	18,259	USD	2,621	11/21/2024	6,381
State Street Bank & Trust Co.	TWD	13,991	USD	437	11/22/2024	(7,591)
State Street Bank & Trust Co.	USD	5,659	SEK	57,414	11/22/2024	7,928
UBS AG	JPY	441,116	USD	3,028	10/17/2024	(47,158)
UBS AG	USD	558	JPY	82,457	10/17/2024	16,755
UBS AG	USD	1,132	JPY	161,445	10/17/2024	(6,883)
UBS AG	EUR	1,103	USD	1,234	10/25/2024	5,502
UBS AG	EUR	1,116	USD	1,233	10/25/2024	(9,988)
UBS AG	USD	1,743	EUR	1,576	10/25/2024	12,544
UBS AG	USD	1,165	EUR	1,045	10/25/2024	(400)

						$64,183

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the market value of this security amounted to $4,148,038 or 2.4% of net assets.

(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,766,171 and gross unrealized depreciation of investments was $(3,718,244).resulting in net unrealized appreciation of $27,047,927.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2024 (unaudited)

25.0%	Japan
13.7%	United Kingdom
9.4%	Netherlands
8.8%	Switzerland
8.5%	Germany
6.7%	France
5.0%	Spain
4.1%	Denmark
3.4%	Ireland
3.3%	United States
3.1%	Hong Kong
2.6%	Taiwan
2.1%	China
3.3%	Other
1.0%	Short-term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.8% or less in the following: India and Italy.

AB Concentrated International Growth Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$4,368,495	$39,361,056		$—	$43,729,551
Consumer Discretionary	—	23,530,777		—	23,530,777
Health Care	—	27,063,715		—	27,063,715
Consumer Staples	—	22,648,854		—	22,648,854
Industrials	—	18,551,156		—	18,551,156
Financials	2,456,052	8,592,900		—	11,057,952
Communication Services	—	16,264,506		—	16,264,506
Materials	—	4,208,286		—	4,208,286
Short-Term Investments	1,612,563	—		—	1,612,563

Total Investments in Securities	8,446,110	160,221,250	(a)	—	168,667,360
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	534,875		—	534,875
Liabilities:
Forward Currency Exchange Contracts	—	(470,692)		—	(470,692)

Total	$8,446,110	$160,285,433		$—	$168,731,543

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2024 is as follows:

Fund	Market Value 06/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$767	$17,409	$16,563	$1,613	$45
Government Money Market Portfolio*	3,140	14,138	17,278	0	73
Total	$3,907	$31,547	$33,841	$1,613	$118

*	Investments of cash collateral for securities lending transactions.